Pioneer Variable Contracts Trust
Pioneer Mid Cap Value

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2023

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.3% of Net Assets
	Automobile Components — 1.0%
7,168	Lear Corp.	$ 961,946
	Total Automobile Components	$961,946
	Banks — 7.7%
67,422	Citizens Financial Group, Inc.	$ 1,806,910
19,330	M&T Bank Corp.	2,444,278
129,810	Regions Financial Corp.	2,232,732
40,261	Truist Financial Corp.	1,151,867
	Total Banks	$7,635,787
	Beverages — 1.5%
22,837	Molson Coors Beverage Co., Class B	$ 1,452,205
	Total Beverages	$1,452,205
	Broadline Retail — 2.3%
51,668	eBay, Inc.	$ 2,278,042
	Total Broadline Retail	$2,278,042
	Building Products — 1.9%
9,411	Trane Technologies Plc	$ 1,909,586
	Total Building Products	$1,909,586
	Capital Markets — 5.7%
7,298	Northern Trust Corp.	$ 507,065
18,929	Raymond James Financial, Inc.	1,901,039
49,354	State Street Corp.	3,304,744
	Total Capital Markets	$5,712,848
	Chemicals — 3.6%
42,314	Dow, Inc.	$ 2,181,710
15,021	LyondellBasell Industries NV, Class A	1,422,488
	Total Chemicals	$3,604,198
	Commercial Services & Supplies — 1.6%
22,013	Brink's Co.	$ 1,599,024
	Total Commercial Services & Supplies	$1,599,024
	Communications Equipment — 1.8%
6,671	Motorola Solutions, Inc.	$ 1,816,113
	Total Communications Equipment	$1,816,113
	Consumer Finance — 1.2%
14,318	Discover Financial Services	$ 1,240,368
	Total Consumer Finance	$1,240,368
	Containers & Packaging — 0.6%
27,007	Graphic Packaging Holding Co.	$ 601,716
	Total Containers & Packaging	$601,716
	Electric Utilities — 2.2%
57,339	Exelon Corp.	$ 2,166,841
	Total Electric Utilities	$2,166,841

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electrical Equipment — 3.8%
6,397	Eaton Corp. Plc	$ 1,364,352
24,816	Emerson Electric Co.	2,396,481
	Total Electrical Equipment	$3,760,833
	Electronic Equipment, Instruments & Components — 2.3%
7,318	CDW Corp.	$ 1,476,480
13,088	National Instruments Corp.	780,306
	Total Electronic Equipment, Instruments & Components	$2,256,786
	Entertainment — 1.1%
101,880(a)	Warner Bros Discovery, Inc.	$ 1,106,417
	Total Entertainment	$1,106,417
	Financial Services — 0.5%
8,811(a)	PayPal Holdings, Inc.	$ 515,091
	Total Financial Services	$515,091
	Food Products — 3.2%
30,012	Campbell Soup Co.	$ 1,232,893
16,847	Kellanova	1,002,565
17,966	Tyson Foods, Inc., Class A	907,103
	Total Food Products	$3,142,561
	Ground Transportation — 1.4%
7,221	JB Hunt Transport Services, Inc.	$ 1,361,303
	Total Ground Transportation	$1,361,303
	Health Care Equipment & Supplies — 5.7%
42,238	Dentsply Sirona, Inc.	$ 1,442,850
20,635	GE HealthCare Technologies, Inc.	1,404,005
25,270	Zimmer Biomet Holdings, Inc.	2,835,800
	Total Health Care Equipment & Supplies	$5,682,655
	Health Care Providers & Services — 1.2%
13,396	Cardinal Health, Inc.	$ 1,163,041
	Total Health Care Providers & Services	$1,163,041
	Health Care REITs — 0.6%
31,741	Healthpeak Properties, Inc.	$ 582,765
	Total Health Care REITs	$582,765
	Hotel & Resort REITs — 0.8%
50,929	Host Hotels & Resorts, Inc.	$ 818,429
	Total Hotel & Resort REITs	$818,429
	Hotels, Restaurants & Leisure — 1.6%
15,702(a)	Expedia Group, Inc.	$ 1,618,405
	Total Hotels, Restaurants & Leisure	$1,618,405
	Household Durables — 1.1%
9,572	Lennar Corp., Class A	$ 1,074,266
	Total Household Durables	$1,074,266
	Industrial REITs — 0.9%
18,833	First Industrial Realty Trust, Inc.	$ 896,262
	Total Industrial REITs	$896,262

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Shares		Value
	Insurance — 5.2%
15,915	Aflac, Inc.	$ 1,221,476
26,436	American International Group, Inc.	1,602,022
25,801(a)	Brighthouse Financial, Inc.	1,262,701
41,043	Old Republic International Corp.	1,105,698
	Total Insurance	$5,191,897
	Machinery — 6.5%
12,439	AGCO Corp.	$ 1,471,285
42,379	Ingersoll Rand, Inc.	2,700,390
14,172	PACCAR, Inc.	1,204,903
12,921	Stanley Black & Decker, Inc.	1,079,937
	Total Machinery	$6,456,515
	Media — 2.0%
63,075	Fox Corp., Class A	$ 1,967,940
	Total Media	$1,967,940
	Metals & Mining — 2.2%
34,126	Alcoa Corp.	$ 991,702
4,475	Reliance Steel & Aluminum Co.	1,173,479
	Total Metals & Mining	$2,165,181
	Multi-Utilities — 4.2%
69,931	CenterPoint Energy, Inc.	$ 1,877,647
39,977	Public Service Enterprise Group, Inc.	2,275,091
	Total Multi-Utilities	$4,152,738
	Oil, Gas & Consumable Fuels — 9.3%
48,384	APA Corp.	$ 1,988,583
14,073	Chord Energy Corp.	2,280,811
107,318	Coterra Energy, Inc.	2,902,952
62,603	Range Resources Corp.	2,028,963
	Total Oil, Gas & Consumable Fuels	$9,201,309
	Personal Care Products — 1.2%
58,457	Kenvue, Inc.	$ 1,173,817
	Total Personal Care Products	$1,173,817
	Residential REITs — 1.5%
8,528	AvalonBay Communities, Inc.	$ 1,464,599
	Total Residential REITs	$1,464,599
	Retail REITs — 1.0%
55,723	Kimco Realty Corp.	$ 980,168
	Total Retail REITs	$980,168
	Semiconductors & Semiconductor Equipment — 1.5%
17,582	MKS Instruments, Inc.	$ 1,521,546
	Total Semiconductors & Semiconductor Equipment	$1,521,546
	Specialized REITs — 2.4%
8,651	Extra Space Storage, Inc.	$ 1,051,789
29,651	Gaming and Leisure Properties, Inc.	1,350,603
	Total Specialized REITs	$2,402,392

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Specialty Retail — 1.1%
10,029	Ross Stores, Inc.	$ 1,132,776
	Total Specialty Retail	$1,132,776
	Technology Hardware, Storage & Peripherals — 2.4%
138,699	Hewlett Packard Enterprise Co.	$ 2,409,202
	Total Technology Hardware, Storage & Peripherals	$2,409,202
	Textiles, Apparel & Luxury Goods — 1.1%
9,803	Ralph Lauren Corp.	$ 1,138,030
	Total Textiles, Apparel & Luxury Goods	$1,138,030
	Trading Companies & Distributors — 2.4%
38,536(a)	AerCap Holdings NV	$ 2,415,051
	Total Trading Companies & Distributors	$2,415,051
	Total Common Stocks (Cost $89,550,562)	$98,730,649

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
644,870(b)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 644,870
		$644,870
	TOTAL SHORT TERM INVESTMENTS (Cost $644,870)	$644,870
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $90,195,432)	$99,375,519
	OTHER ASSETS AND LIABILITIES — 0.1%	$100,134
	net assets — 100.0%	$99,475,653

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
	Level 1	Level 2	Level 3	Total
Common Stocks	$98,730,649	$—	$—	$98,730,649
Open-End Fund	644,870	—	—	644,870
Total Investments in Securities	$99,375,519	$—	$—	$99,375,519
During the period ended September 30, 2023, there were no transfers in or out of Level 3.
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